CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 16):
Software	$ 23,684	$ 23,110	$ 20,111
Maintenance and technical support	22,384	16,751	14,407
Consulting services	80,312	73,467	54,060
Total revenues	126,380	113,328	88,578
Cost of revenues:
Software	7,439	5,771	5,320
Maintenance and technical support	3,238	2,250	2,070
Consulting services	62,716	59,237	44,058
Total cost of revenues	73,393	67,258	51,448
Gross profit	52,987	46,070	37,130
Operating costs and expenses:
Research and development, net (Note 13a)	2,947	2,047	2,072
Selling and marketing	22,990	20,147	17,526
General and administrative	10,642	9,159	8,194
Total operating costs and expenses	36,579	31,353	27,792
Operating income	16,408	14,717	9,338
Financial income (expenses), net (Note 13b)	10	221	(224)
Other income, net	136	125	159
Income before taxes on income	16,554	15,063	9,273
Taxes on income (tax benefit) (Note 11)	94	(203)	(102)
Net income	16,460	15,266	9,375
Change in redeemable non-controlling interests	253	0	0
Net income attributable to non-controlling interests	24	222	0
Net income attributable to Magic Software Enterprises Shareholders	$ 16,183	$ 15,044	$ 9,375
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 15):
Basic and diluted earnings per share (in dollars per share)	$ 0.44	$ 0.41	$ 0.29